Segment Information - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment category Customer	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 USD ($) Customer
Segment Reporting Information [Line Items]
Number of segments | segment	2
Number of fragrance categories | category	2
Number of customers that accounted for more than 10% of consolidated net sales | Customer	0	0	1
Property, plant and equipment	$ 1,386,920	$ 1,241,152
Concentration risk threshold	10.00%
U.S Plans [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment	$ 382,659	315,320
NETHERLANDS
Segment Reporting Information [Line Items]
Property, plant and equipment	91,313	103,997
SINGAPORE
Segment Reporting Information [Line Items]
Property, plant and equipment	68,751	73,544
CHINA
Segment Reporting Information [Line Items]
Property, plant and equipment	$ 188,194	178,502
Non-US [Member]
Segment Reporting Information [Line Items]
Concentration risk threshold	6.00%
Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Net sales	$ 336,100	$ 356,800	$ 358,500